Segment Information	12 Months Ended
Aug. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

4. SEGMENT INFORMATION

ASC Topic 280, Segment Reporting, requires that companies disclose segment data based on how management makes decision about allocating resources to segments and evaluating their performance. Reportable operating segments include components of an entity about which separate financial information is available and which operating results are regularly reviewed by the CODM.

The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s CODM for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. The Group’s CODM is the Chief Executive Officer, who is responsible for the financial information of each separate operating segment when making decisions about allocating resources and assessing the performance. Management, including the CODM, reviews operation results by the revenue of different products or services. Based on the management’s assessment, the Company has determined that it has only one operating segment, which is the hotpot restaurant operations with only one revenue recognition method, i.e. at a point-in-time. The Group allocate resources and evaluate financial performance on a consolidated basis. All assets of the Group are located in Hong Kong and all revenue is generated in Hong Kong.